Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical (Parenthetical) (Details)	3 Months Ended
Mar. 31, 2023
Total long lived assets | Geographic Risk | All Other Countries
Entity Wide Revenue Major Customer [Line Items]
Concentration risk	10.00%